Borrowings - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Restrictive covenants			Amounts drawn under the facilities are secured by first priority mortgages on the Company’s vessels. The credit facilities and sale and leaseback transaction contain a number of restrictive covenants that limit Navios Containers L.P. and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions other than on arm’s length terms; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the Company’s vessels; acquiring any vessel or permitting any guarantor to acquire any further assets or make investments; purchasing or otherwise acquiring for value any units of its capital or declaring or paying any distributions; permitting any guarantor to form or acquire any subsidiaries. The majority of credit facilities and sale and leaseback transaction also require the vessels to comply with the ISM Code and ISPS Code and to maintain safety management certificates and documents of compliance at all times.
Description of violation or event of default			The Company’s credit facilities and sale and leaseback transaction also require compliance with a number of financial covenants, including: (i) maintain a value to loan ratio ranging from 120% to 125%; (ii) minimum free consolidated liquidity of $14,500 as at June 30, 2019 and equal to at least the product of $500 and the total number of vessels as defined in the Company’s credit facilities; (iii) maintain a ratio of liabilities-to-assets (as defined in the credit facilities) of less than 0.80 : 1.00; and (iv) maintain a minimum net worth of at least $75,000. Among other events, it will be an event of default under the credit facilities and sale and leaseback transaction if the financial covenants are not complied with.
Minimum free consolidated liquidity	$ 14,500		$ 14,500
Interest expense and finance cost	$ 3,846	$ 1,812	$ 7,340	$ 3,412
Line of Credit Facility, Covenant Compliance			As of June 30, 2019, the Company was in compliance with all of the covenants under all of its credit facilities and sale and leaseback transaction.
Three Months Ended
Debt Instrument [Line Items]
Weighted average interest rate	5.85%	5.78%	5.85%	5.78%
Six Months Ended
Debt Instrument [Line Items]
Weighted average interest rate	5.88%	5.61%	5.88%	5.61%
Product
Debt Instrument [Line Items]
Minimum free consolidated liquidity per vessel	$ 500		$ 500
Minimum
Debt Instrument [Line Items]
Ratio of required security amount	120.00%		120.00%
Minimum net worth	$ 75,000		$ 75,000
Minimum | Navios Holdings, Navios Partners, Angeliki Frangou and their respective affiliates
Debt Instrument [Line Items]
Ownership percentage			20.00%
Maximum
Debt Instrument [Line Items]
Ratio of required security amount	125.00%		125.00%
Liabilities-to-assets ratio			0.80